Related-Party Transactions (Schedule Of Related Party Transactions) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Federal income taxes	$ 33	$ 12	$ 50	$ (114)
Texas margin taxes	20	19	21	20
Total payments (receipts)	53	31	71	(94)
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	27	29
Texas margin taxes	20	19
Total payments (receipts)	47	48
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes		(19)	(19)	(102)
Texas margin taxes				20	$ 20
Total payments (receipts)		(19)	(19)	(82)	$ 20
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	6	2	10	(12)
Total payments (receipts)	$ 6	$ 2	$ 10	$ (12)